Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
General and Administrative Expense	$ 1,475,740	$ 294,683	$ 3,747,112	$ 657,321
Formation and operating costs					$ 279,246	$ 4,463,907
Loss from operations	(1,475,740)	(294,683)	(3,747,112)	(657,321)	(279,246)	(4,463,907)
Change in fair value of derivative warrant liabilities	1,797,240	6,385,200	167,280	10,467,240	(1,978,800)	11,625,960
Gain on marketable securities, dividends and interest, held in Trust Account	1,711,537	83,875	4,080,757	164,227	20,844	2,395,202
Transaction costs allocation to derivative warrant liabilities					(396,497)	0
Gain on settlement of underwriting fees					0	202,458
Net income	2,033,037	6,174,392	500,925	9,974,146	$ (2,633,699)	9,759,713
Common Class A [Member]
Net income	$ 1,139,293	$ 4,939,514	$ 362,923	$ 7,979,317		$ 7,807,770
Weighted average shares outstanding, basic	7,329,761	23,000,000	15,121,592	23,000,000	5,158,940	23,000,000
Weighted average shares outstanding, diluted	7,329,761	23,000,000	15,121,592	23,000,000	5,158,940	23,000,000
Basic Net income per share	$ 0.16	$ 0.21	$ 0.02	$ 0.35	$ (0.26)	$ 0.34
Diluted Net income per share	$ 0.16	$ 0.21	$ 0.02	$ 0.35	$ (0.26)	$ 0.34
Common Class B [Member]
Net income	$ 893,744	$ 1,234,878	$ 138,002	$ 1,994,829		$ 1,951,943
Weighted average shares outstanding, basic	5,750,000	5,750,000	5,750,000	5,750,000	5,116,722	5,750,000
Weighted average shares outstanding, diluted	5,750,000	5,750,000	5,750,000	5,750,000	5,116,722	5,750,000
Basic Net income per share	$ 0.16	$ 0.21	$ 0.02	$ 0.35	$ (0.26)	$ 0.34
Diluted Net income per share	$ 0.16	$ 0.21	$ 0.02	$ 0.35	$ (0.26)	$ 0.34